Income Taxes - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 29, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 28, 2020
Operating Loss Carryforwards [Line Items]
Income taxes - Note 15		$ 128,007	$ 252,611	$ 0	$ 899,804	$ 555,449
Effective income tax rate				0.00%	25.60%	24.80%
Change in valuation allowance				$ (146,785,000)	$ 24,609,000
Recapitalization transaction				157,855,000	0
Cancellation of debt income				15,360,000	0
Taxable loss caused by return to provision adjustments				(1,263,000)	3,847,000
Valuation allowance				109,733,000	256,517,000	$ 86,012
Net operating loss carryovers				36,600,000	683,800,000
Net deferred tax assets	$ 94,100,000				0	$ 0	$ 193,000,000.0
Gain on recapitalization	128,500,000
Deferred tax asset, recapitalization	$ 27,200,000
State | Colorado Department of Revenue
Operating Loss Carryforwards [Line Items]
Income taxes - Note 15				0	0
State | Nevada Department of Taxation
Operating Loss Carryforwards [Line Items]
Income taxes - Note 15				$ 0	$ 0